Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consist of the following:

	December 31, 2025	December 31, 2024
Land and buildings	$6,537,619	$6,209,058
Office equipment	15,334	8,409
Leasehold improvements	-	50,320
Less: accumulated depreciation	(675,729)	(400,633)
	$5,877,224	$5,867,154